Hedging activities and derivatives - Summary Of Hedge Reserve Movement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about hedges [line items]
Beginning balance	₨ 118,400		₨ 126,373	₨ 64,745
Gain / (loss) recognised on cash flow hedges	(2,340)	$ (28)	1,487	4,201
Income tax relating on cash flow hedges and cost of hedge reserve	(626)	(8)	249	(750)
Ending balance	121,697	1,460	118,400	126,373
Closing balance	105,217		106,852		$ 1,262
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Beginning balance	1,679	20	668	(4,061)
Gain / (loss) recognised on cash flow hedges	(2,715)	(33)	9,606	1,878
(Gain) / loss reclassified to profit or loss (under head finance costs)	406	5	(8,086)	(212)
(Gain)/loss reclassified to profit or loss on unwinding of derivative contract	(11)	0	57
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(75)	(1)		907
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur			(90)	1,629
Income tax relating on cash flow hedges and cost of hedge reserve	594	7	(336)	411
Less: Non-controlling interest movement	154	2	(140)	116
Ending balance	32	1	1,679	668
Closing balance	(122)		1,819	552	(1)
Cost Of Hedge Reserve On Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Beginning balance	(2,297)	(28)	(1,996)	(1,161)
Effective portion of changes in fair value	(3,346)	(40)	(5,923)	(6,128)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	2,435	29	4,194	4,740
(Gain)/loss reclassified to profit or loss on unwinding of derivative contract	400	5	1,340
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	1,177	14
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur			12
Income tax relating on cash flow hedges and cost of hedge reserve	(243)	(3)	87	338
Less: Non-controlling interest movement	(25)	0	(11)	215
Ending balance	(1,899)	(23)	(2,297)	(1,996)
Closing balance	(1,874)		(2,286)	(2,211)	$ (22)
Total Hedge Reserve [Member]
Disclosure of detailed information about hedges [line items]
Beginning balance	(618)	(7)	(1,328)	(5,222)
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	827	10
OCI for the year	(2,205)	(26)	861	3,563
Attributable to non-controlling interests	129	2	(151)	331
Ending balance	₨ (1,867)	$ (22)	₨ (618)	₨ (1,328)